Segment and Geographic Information (Tables)	12 Months Ended
Jun. 30, 2013
Segment Reporting [Abstract]
Segment financial information

	Service Center Based Distribution	Fluid Power Businesses	Total
Year Ended June 30, 2013
Net sales	$2,003,440	$458,731	$2,462,171
Operating income for reportable segments	138,484	41,083	179,567
Assets used in the business	859,547	199,159	1,058,706
Depreciation and amortization of property	10,692	1,809	12,501
Capital expenditures	10,415	1,799	12,214
Year Ended June 30, 2012
Net sales	$1,904,564	$470,881	$2,375,445
Operating income for reportable segments	135,240	43,236	178,476
Assets used in the business	731,915	230,268	962,183
Depreciation and amortization of property	9,403	1,833	11,236
Capital expenditures	24,339	1,682	26,021
Year Ended June 30, 2011
Net sales	$1,770,798	$442,051	$2,212,849
Operating income for reportable segments	115,798	41,793	157,591
Assets used in the business	700,486	214,445	914,931
Depreciation and amortization of property	9,152	2,082	11,234
Capital expenditures	19,392	1,039	20,431

Reconciliation of operating income for reportable segments to the consolidated income before income taxes
A reconciliation of operating income for reportable segments to the consolidated income before income taxes is as follows:

Year Ended June 30,	2013	2012	2011
Operating income for reportable segments	$179,567	$178,476	$157,591
Adjustments for:
Intangible amortization — Service Center Based Distribution	5,829	3,834	3,384
Intangible amortization — Fluid Power Businesses	7,404	7,631	7,998
Corporate and other income, net	(10,065)	(1,384)	(4,554)
Total operating income	176,399	168,395	150,763
Interest (income) expense, net	165	(9)	1,668
Other expense (income), net	(1,431)	1,578	(3,793)
Income before income taxes	$177,665	$166,826	$152,888

Net sales by product category	Net sales by product category are as follows:

Year Ended June 30,	2013	2012	2011
Industrial	$1,776,172	$1,680,926	$1,559,859
Fluid power	685,999	694,519	652,990
Net sales	$2,462,171	$2,375,445	$2,212,849

Information by geographic area
Information by geographic area is as follows:

Year Ended June 30,	2013	2012	2011
Net Sales:
United States	$2,017,168	$2,009,317	$1,891,700
Canada	298,269	292,913	260,015
Other Countries	146,734	73,215	61,134
Total	$2,462,171	$2,375,445	$2,212,849

June 30,	2013	2012	2011
Long-Lived Assets:
United States	$210,289	$198,076	$191,947
Canada	44,290	42,624	29,893
Other Countries	26,780	10,323	13,706
Total	$281,359	$251,023	$235,546